Acquisitions (Details 1) - USD ($) $ in Millions	Apr. 30, 2015	Mar. 23, 2015	Apr. 30, 2014	Apr. 30, 2013
Assets acquired:
Intangible assets			$ 37.6
Goodwill	$ 6,009.8		$ 3,098.2	$ 3,052.9
Big Heart [Member]
Assets acquired:
Trade receivables		$ 142.0
Inventories		257.7
Other current assets		210.7
Property, plant, and equipment		324.0
Intangible assets		4,009.8
Goodwill		2,871.2
Other noncurrent assets		38.0
Total assets acquired		7,853.4
Liabilities assumed:
Current liabilities		398.9
Deferred tax liabilities		1,464.0
Other noncurrent liabilities		84.8
Total liabilities assumed		1,947.7
Net assets acquired		$ 5,905.7